Organization and Principal Business (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Subsidiaries

The companies of the Group are listed as follows:

Entity Name	Place of Incorporation	Percentage of ownership	Principal activities
CBL International Limited	Cayman Islands	Parent	Ultimate holding Company
Banle International Group Limited	British Virgin Islands	100% by CBL International	Investment holding
Banle International Marketing Limited	Labuan, Malaysia	100% by Banle BVI	Marketing service
Banle International (Malaysia) Sdn. Bhd.	Kuala Lumpur, Malaysia	100% by Banle BVI	Sales and distribution of marine fuel
Banle Energy International Limited (“Banle HK”)	Hong Kong	100% by Banle BVI	Sales and distribution of marine fuel
Reliance (China) Limited	Hong Kong	100% by Banle HK	Business management
Banle International (China) Limited (“Banle China”)	Hong Kong	100% by Banle BVI	Investment holding
Majestic Energy (Shenzhen) Co. Limited	PRC	100% by Banle China	Investment holding (Dormant)
Majestic Energy (Singapore) Pte Limited (“Majestic Singapore”)	Singapore	100% by Banle BVI	Sales and distribution of marine fuel
Banle Energy (Europe) Limited (“Banle Europe”)	Ireland	100% by Banle BVI	Business management
Banle Energy (Ireland) Limited (“Banle Ireland”)	Ireland	55% by Banle Europe	Sales and distribution of marine fuel